Warrant Derivative - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Sep. 07, 2023 CAD ($) d shares	Sep. 07, 2023 USD ($) d	Aug. 08, 2023 CAD ($) d shares	Aug. 08, 2023 USD ($) d	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Sep. 07, 2023 $ / shares	Aug. 08, 2023 $ / shares
Disclosure of fair value measurement of liabilities [line items]
Number of warrants and shares outstanding (in shares) | shares	1,000,050		6,667,000
Gross proceeds from shares	$ 3,077	$ 2,250	$ 20,185	$ 15,001
Purchase price (cad and usd per share) | $ / shares								$ 2.25	$ 2.25
Exercise price (usd per share) | $ / shares								2.81	2.81
Expiration period, granted	60 months	60 months	60 months	60 months
Class of warrant or right, threshold trading price (usd per share) | $ / shares								6.50	6.50
Class of warrant or right, threshold consecutive trading days | d	20	20	20	20
Class of warrant or right, accelerated threshold trading days | d	10	10	10	10
Class of warrant or right, expiration days | d	75	75	75	75
Issued pursuant to public offering	$ 17,724		$ 17,724				$ 13,338
Warrant liability	$ 7,360		$ 7,360
Warrant liability, unamortized discount						$ 1,822
Warrants, term						5 years
Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Purchase price (cad and usd per share) | $ / shares								2.25	2.25
Share Capital
Disclosure of fair value measurement of liabilities [line items]
Issued pursuant to public offering							$ 13,338
Share Capital | Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Issued pursuant to public offering					$ 71
Level 2
Disclosure of fair value measurement of liabilities [line items]
Exercise price (usd per share) | $ / shares								$ 2.81	$ 2.81
Warrants
Disclosure of fair value measurement of liabilities [line items]
Issued pursuant to public offering						$ 7,360
Warrant liability, unamortized discount						$ 1,822
Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Number of common shares issuable per warrant (in shares) | shares	1		1
Shares Under Warrant Derivative Agreement | Warrants
Disclosure of fair value measurement of liabilities [line items]
Common shares per unit (in shares) | shares	1		1
Shares Under Warrant Derivative Agreement | Share Capital
Disclosure of fair value measurement of liabilities [line items]
Common shares per unit (in shares) | shares	1		1